ACCOUNTING POLICIES (10K) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accounts Receivable
Reclassification of cash provided by and included in accounts payable to accounts receivable	$ (2,539)	$ (204)
Accounts Payable:
Reclassification of cash used in and included in accounts payable to accounts receivable	941	460
As Reported
Accounts Receivable
Reclassification of cash provided by and included in accounts payable to accounts receivable	(2,517)	(157)
Accounts Payable:
Reclassification of cash used in and included in accounts payable to accounts receivable	919	413
Reclassification
Accounts Receivable
Reclassification of cash provided by and included in accounts payable to accounts receivable	(22)	(47)
Accounts Payable:
Reclassification of cash used in and included in accounts payable to accounts receivable	$ 22	$ 47